FMI International Fund
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 97.6% (a)
COMMON STOCKS - 89.3% (a)
COMMERCIAL SERVICES SECTOR - 6.3%
	Advertising/Marketing Services - 2.4%
5,650,000	WPP PLC (Jersey) (b)	$86,036,446
	Miscellaneous Commercial Services - 3.9%
1,210,000	DKSH Holding AG (Switzerland) (b)	99,734,578
560,000	Secom Co. Ltd. (Japan) (b)	38,912,302
		138,646,880
COMMUNICATIONS SECTOR - 1.2%
	Wireless Telecommunications - 1.2%
1,560,000	Millicom International Cellular S.A. (Luxembourg) *	44,382,000
CONSUMER DURABLES SECTOR - 7.2%
	Electronics/Appliances - 5.8%
1,640,000	Sony Group Corp. (Japan) (b)	207,096,349
	Home Furnishings - 1.4%
4,250,000	Howden Joinery Group PLC (Britain) (b)	52,057,369
CONSUMER NON-DURABLES SECTOR - 5.9%
	Household/Personal Care - 5.9%
1,175,000	Henkel AG & Co. KGaA (Germany) (b)	91,592,527
2,225,000	Unilever PLC (Britain) (b)	119,363,086
		210,955,613
CONSUMER SERVICES SECTOR - 7.4%
	Media Conglomerates - 0.9%
2,515,000	Vivendi (France) (b)	34,020,146
	Movies/Entertainment - 3.0%
18,950,000	Bolloré (France) (b)	105,998,125
	Other Consumer Services - 3.5%
52,000	Booking Holdings Inc. (United States) *	124,759,960
DISTRIBUTION SERVICES SECTOR - 9.1%
	Wholesale Distributors - 9.1%
1,330,000	Ferguson PLC (Jersey) (b)	236,242,958
4,350,000	Rexel S.A. (France) (b)	88,098,140
		324,341,098
ELECTRONIC TECHNOLOGY SECTOR - 4.9%
	Aerospace & Defense - 3.2%
930,000	Safran S.A. (France) (b)	113,853,522
	Electronic Equipment/Instruments - 1.7%
3,340,000	Yokogawa Electric Corp. (Japan) (b)	60,285,081
FINANCE SECTOR - 8.9%
	Major Banks - 5.0%
4,173,500	DBS Group Holdings Ltd. (Singapore) (b)	101,077,840
122,700,000	Lloyds Banking Group PLC (Britain) (b)	79,680,264
		180,758,104
	Multi-Line Insurance - 1.6%
1,260,000	Arch Capital Group Ltd. (Bermuda) *	56,007,000
	Property/Casualty Insurance - 2.3%
420,000	Chubb Ltd. (Switzerland)	81,190,200
HEALTH SERVICES SECTOR - 2.4%
	Medical/Nursing Services - 2.4%
1,300,000	Fresenius Medical Care AG & Co. KGaA (Germany) (b)	84,276,559
HEALTH TECHNOLOGY SECTOR - 8.2%
	Medical Specialties - 5.5%
2,325,000	Koninklijke Philips N.V. (Netherlands) (b)	86,051,907
6,425,000	Smith & Nephew PLC (Britain) (b)	112,131,252
		198,183,159
	Pharmaceuticals: Major - 2.7%
230,000	Roche Holding AG (Switzerland) (b)	95,418,088
INDUSTRIAL SERVICES SECTOR - 2.0%
	Oilfield Services/Equipment - 2.0%
2,345,000	Schlumberger Ltd. (Curacao)	70,232,750
PROCESS INDUSTRIES SECTOR - 3.4%
	Chemicals: Specialty - 1.7%
1,200,000	NOF Corp. (Japan) (b)	60,677,474
	Industrial Specialties - 1.7%
540,000	Akzo Nobel N.V. (Netherlands) (b)	59,326,987
PRODUCER MANUFACTURING SECTOR - 10.5%
	Building Products - 1.8%
5,950,000	Sanwa Holdings Corp. (Japan) (b)	63,533,978
	Industrial Conglomerates - 5.1%
1,015,000	Jardine Matheson Holdings Ltd. (Bermuda) (b)	55,812,430
5,850,000	Smiths Group PLC (Britain) (b)	125,220,604
		181,033,034
	Industrial Machinery - 1.5%
1,870,000	Nabtesco Corp. (Japan) (b)	55,408,151
	Trucks/Construction/Farm Machinery - 2.1%
3,930,000	CNH Industrial N.V. (Netherlands) (b)	75,983,318
RETAIL TRADE SECTOR - 10.1%
	Discount Stores - 5.7%
23,590,000	B&M European Value Retail S.A. (Luxembourg) (b)	203,194,004
	Food Retail - 1.5%
1,176,000	Greggs PLC (Britain) (b)	53,231,767
	Specialty Stores - 2.9%
16,150,000	CK Hutchison Holdings Ltd. (Cayman Islands) (b)	103,980,577
TECHNOLOGY SERVICES SECTOR - 1.8%
	Packaged Software - 1.8%
450,000	SAP SE (Germany) (b)	63,332,704
	Total common stocks (cost $2,643,157,917)	3,188,200,443

PREFERRED STOCKS - 8.3% (a)
CONSUMER NON-DURABLES SECTOR - 3.0%
	Household/Personal Care - 3.0%
825,000	Amorepacific Corp. (South Korea) (b)	50,776,522
105,000	LG Household & Health Care Ltd. (South Korea) (b)	54,370,446
		105,146,968
ELECTRONIC TECHNOLOGY SECTOR - 5.3%
	Telecommunications Equipment - 5.3%
3,180,000	Samsung Electronics Co. Ltd. (South Korea) (b)	190,118,434
	Total preferred stocks (cost $150,918,585)	295,265,402
	Total long-term investments (cost $2,794,076,502)	3,483,465,845

Principal Amount
SHORT-TERM INVESTMENTS - 0.6% (a)
	Bank Deposit Account - 0.6%
$19,224,848	U.S. Bank N.A., 0.006% ^	19,224,848
	Total short-term investments (cost $19,224,848)	19,224,848
	Total investments - 98.2% (cost $2,813,301,350)	3,502,690,693

	Other assets, less liabilities - 1.8% (a)	65,337,343
	TOTAL NET ASSETS - 100.0%	$3,568,028,036

*	Non-income producing security.
^	The rate shown is as of December 31, 2021.
(a)	Percentages for the various classifications relate to total net assets.
(b)
Security does not trade during New York Stock Exchange hours, provided that certain foreign exchanges may trade during a portion of the New York Stock Exchange hours, and has been valued in accordance with the Fund’s pricing procedures and has been classified as level 2. As of December 31, 2021 the aggregate value of these securities was $3,106,893,935.

PLC	Public Limited Company

FMI International Fund
SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2021 (Unaudited)

				U.S. $ Value on			U.S. $ Value on
				December 31, 2021			December 31, 2021	Unrealized
Settlement		Currency to		of Currency to	Currency to		of Currency to	Appreciation
Date	Counterparty	be Delivered		be Delivered	be Received		be Received	(Depreciation)
2/18/2022	State Street Bank and Trust Co.	625,000,000	British Pound	$845,807,681	862,603,125	U.S. Dollar	$862,603,125	$16,795,444
2/18/2022	The Bank of New York Mellon	610,000,000	Euro	695,163,429	712,565,400	U.S. Dollar	712,565,400	17,401,971
2/18/2022	The Bank of New York Mellon	775,000,000	Hong Kong Dollar	99,398,951	99,694,485	U.S. Dollar	99,694,485	295,534
2/18/2022	The Bank of New York Mellon	48,500,000,000	Japanese Yen	421,787,428	424,699,099	U.S. Dollar	424,699,099	2,911,671
2/18/2022	JPMorgan Chase Bank, N.A.	115,000,000	Singapore Dollar	85,311,744	85,570,570	U.S. Dollar	85,570,570	258,826
2/18/2022	State Street Bank and Trust Co.	295,000,000,000	South Korea Won	247,896,729	250,175,971	U.S. Dollar	250,175,971	2,279,242
2/18/2022	JPMorgan Chase Bank, N.A.	140,000,000	Swiss Franc	153,835,298	152,645,621	U.S. Dollar	152,645,621	(1,189,677)
				$2,549,201,260			$2,587,954,271	$38,753,011

FMI International Fund

Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2021, based on the inputs used to value them:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments^
Assets:
Level 1 - Common Stocks	$376,571,910	$ ---
Level 1 - Bank Deposit Account	19,224,848	---
Total Level 1	395,796,758	---
Level 2 - Common Stocks	2,811,628,533	---
Level 2 - Preferred Stocks	295,265,402	---
Level 2 - Forward Currency Contracts	---	39,942,688
Total Level 2	3,106,893,935	---
Level 3 -	---	---
Total Assets	3,502,690,693	---
Liabilities:
Level 2 - Forward Currency Contracts	---	(1,189,677)
Total	$3,502,690,693	$38,753,011

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models. These models may use pricing curves based on market inputs including current exchange rates or indices. These curves are combined with volatility factors to value the overall positions. The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. On a quarterly average, there were eight forward currency contracts with an average quarterly value of $2,692,148,568 outstanding during the three month period ending December 31, 2021. These contracts are not subject to master netting agreements. For Non-Deliverable Forward Currency Contracts (“Contract”) the International Fund posts collateral, in the form of cash or cash equivalents to a segregated account at the custodian when the Contract is in an unrealized loss position. When the Contract is in an unrealized gain position, the counterparty posts collateral to a segregated account at the custodian.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.